Share-based Payment Arrangements - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands			1 Months Ended							12 Months Ended
	May 31, 2021 shares $ / shares	Dec. 27, 2019	Jan. 31, 2024 shares	Nov. 30, 2023 shares	Oct. 31, 2023 shares	Sep. 30, 2023	Sep. 30, 2021 shares	Sep. 30, 2020 shares	Nov. 30, 2019 USD ($) shares	Dec. 31, 2023 TWD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2022 TWD ($) shares $ / shares	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2021 TWD ($) shares $ / shares	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted								1,140,000
Options granted									17,167,000
Compensation cost of employee share options										$ 742,890,000	$ 24,262		$ 989,843,000		$ 699,211,000
Employee restricted stock awards plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock Issued during the period ,Restricted stock award ,shares										15,000,000	15,000,000
Par value per share | $ / shares										$ 10
Fair value of the employee restricted stock award | $										$ 92.4
Exercise price, per share | $ / shares													$ 0
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus decreased										$ 90,773,000		$ 125,049,000	$ 125,049,000	$ 58,448,000	$ 58,448,000	$ 2,965
Options granted										14,506,000	14,506,000		0		0
Number of equity instruments other than options granted										372,000	372,000		0		281,000
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares											$ 14.9	$ 15.4		$ 16.1
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans									3.0
USISH option plans [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans									4.0
USISH option plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans									5.0
ASE Inc. option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share option to purchase of ordinary shares										0.5	0.5
Weighted average exercise price of share options | (per share)										$ 112.4	$ 3.7		$ 92.4		$ 108.8
The Company Option Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										10 years	10 years
Options granted										150,000,000	150,000,000		0		0
USISH core employees stock ownership plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation cost of employee share options | $									$ 6,156
Share based compensation number of additional shares to be granted									6,403,000
USISH core employees stock ownership plan [Member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		4.5
USISH core employees stock ownership plan [Member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		3.5
USISH core employees stock ownership plan [Member] | Phase Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans		2.5
USISH second share option plan [member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										1.2 years	1.2 years
USISH second share option plan [member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										2.2 years	2.2 years
USISH second share option plan [member] | Phase Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										3.2 years	3.2 years
USISH second share option plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans								2.2 years
USISH second share option plan [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans								3.2 years
USISH second share option plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans								4.2 years
USISH restricted share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans								2 years
Number of equity instruments other than options granted							281,000	425,000
Period of lock in of ordinary shares to be issued upon satisfaction of performance conditions								1 year 3 months 18 days
USISH Core Employees Restricted Share Plan Two Thousand and Twenty Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans				3
Number of equity instruments other than options granted			5,722,000	372,000
USISH Core Employees Restricted Share Plan Two Thousand and Twenty Three [Member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Period of lock in of ordinary shares to be issued upon satisfaction of performance conditions						1 year
USISH Core Employees Restricted Share Plan Two Thousand and Twenty Three [Member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Period of lock in of ordinary shares to be issued upon satisfaction of performance conditions						2 years
USISH Two Thousand and Twenty and Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted					14,506,000
USISH Two Thousand and Twenty and Twenty Three Share Options Plan [Member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans					1
USISH Two Thousand and Twenty and Twenty Three Share Options Plan [Member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans					2
USISH Two Thousand and Twenty and Twenty Three Share Options Plan [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans					2
USISH Two Thousand and Twenty and Twenty Three Share Options Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans					3
AMPI Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted										0	0		3,100,000
AMPI Option Plans [Member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	10 years
Number of share options, issued	10,000,000
AMPI Option Plans [Member] | Bottom of range [member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price, per share | $ / shares	$ 7.5
AMPI Option Plans [Member] | Top of range [member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price, per share | $ / shares	$ 30